Interest in associates and joint ventures - Share of profit in associates and joint ventures (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Share of profit in associates and joint ventures			$ 2,912	$ 2,807	$ 2,723
Bank of Communications Co., Limited
Disclosure of associates [line items]
Share of profit in associates and joint ventures			2,241	2,250
Impairment loss recognised in profit or loss	$ (2,917)	$ (3,000)	0	(3,000)
Saudi Awwal Bank
Disclosure of associates [line items]
Share of profit in associates and joint ventures			596	538
Other associates and joint ventures
Disclosure of associates [line items]
Share of profit in associates and joint ventures			$ 75	$ 19